Subsequent Events (Details Narrative)						1 Months Ended			3 Months Ended			12 Months Ended
	May 11, 2023 USD ($)	Apr. 07, 2023 USD ($)	Apr. 06, 2023 USD ($)	Mar. 06, 2023 USD ($)	Jan. 11, 2023 USD ($) Integer $ / shares shares	Apr. 21, 2023 USD ($)	Mar. 24, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 26, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jul. 11, 2023 Integer	May 31, 2023 USD ($)
Subsequent Event [Line Items]
Account receivable, related party												$ 5,000
Common stock par value | $ / shares										$ 0		$ 0	$ 0
Warrant issued term					5 days
Debt instrument prepay premium percent upon event of default					125.00%
Conversion price | $ / shares					$ 0.25					$ 0.78		$ 0.78
Convertible promissory note percentage					90.00%
Notice period					61 days
Repaid its Existing line of credit balance					$ 59,000
Warrant to purchase of common stock | shares					1,666,666
Issuance at an exercise price description					(i) beginning on the issuance date and for a period of 90 days thereafter, $0.78, (ii) if the Uplist Transaction has occurred as of the date of exercise, the lower of (A) $0.78 and (B) 110% of the per share offering price to the public in the Uplist Transaction, and (iii) if neither of (i) and (ii) apply, the lower of (A) $0.78 and (B) 90% of the lowest VWAP for the 10 trading days prior to the date of the exercise, subject to adjustment including downward adjustment upon any dilutive issuance of securities.
Percentage of ownership of outstanding common stock, maximum					4.99%
Percentage of ownership of outstanding common stock, maximum, limit increase					9.99%
Reserve of authorized but unissued shares of common stock | shares					15,000,000
Lending amount					$ 3,000,000
Advance received from related party											$ 340,000	$ 1,090,000	$ 1,390,000
Debt instrument, face amount										$ 11,133,000		$ 11,133,000
Debt instrument, interest rate, stated percentage										10.00%		10.00%
Termination and Release Agreement [Member]
Subsequent Event [Line Items]
Unpaid expenses								$ 17,500
Unpaid deferred salary								82,266
Unpaid bonus								$ 100,000
Retirement compensation payable period								18 months
Part-time employee rate per hour								$ 125
Part-time employee salary to be paid								$ 36,000
Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument maturity period					9 months
Increase in debt instrument accrued interest upon event of default					18.00%
Debt instrument accrued interest upon event of default					20.00%
Debt instrument prepay premium percent upon event of default					125.00%
Conversion price | $ / shares					$ 0.78					$ 0.25
Percenatge of cash commission					8.00%
Placement Agent an expense allowance					$ 30,000
Percentage of number of shares of common stock underlying the notes					8.00%
Warrant exercise price percentage					110.00%
Debt instrument, face amount						$ 50,000
Debt instrument, interest rate, stated percentage					6.00%	0.00%				6.00%
Debt maturity date					Oct. 06, 2023					Oct. 06, 2023
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from offering for fees and expenses					$ 60,000
Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Number of accredited investors | Integer					2									2
Convertible notes					$ 3,300,000
Warrant issued term					5 years
Common stock par value | $ / shares					$ 0
Proceeds from issuance of warrants					$ 3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Loans and Leases Receivable, Related Parties															$ 100,000
Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt maturity date						May 15, 2023
Ault [Member]
Subsequent Event [Line Items]
Account receivable, related party									$ 774,077
Spartan Capital Securities, LLC [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants					$ 240,000
Warrant issued term					5 years
Percenatge of cash commission					8.00%
Percentage of number of shares of common stock underlying the notes					8.00%
Warrants sold in offering | shares					1,200,000
Warrant exercise price percentage					110.00%
Ault Lending, Inc. [Member] | Senior Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Advance received from related party	$ 150,000	$ 103,000	$ 250,000	$ 249,500		$ 50,000	$ 31,930